Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025 USD ($)
Level 1, 2 and 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value hierarchy of its assets or liabilities measured at fair value	$ 0